SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Summary Of Significant Accounting Policies Details
Computer equipment		$ 8,522
Less accumulated depreciation		(4,780)
Total	$ 2,399	$ 3,742